                         SUPPLEMENT TO THE PROSPECTUSES
                                      FOR:

                    SCHWAB SHORT-TERM BOND MARKET INDEX FUND
                       SCHWAB TOTAL BOND MARKET INDEX FUND
                             DATED NOVEMBER 15, 1999

STEP 1 OF THE "BUYING SHARES" SECTION UNDER "INVESTING IN THE FUNDS" IS MODIFIED AS FOLLOWS:

CHOOSE A FUND, then decide how much you want to invest

                      Minimum initial          Minimum additional
                      Investment               Investment                   Minimum balance
                      -------------------------------------------------------------------------
                      $2,500 ($1,000           $500 ($100 for               $1,000 ($500 for
                      for retirement and       Automatic Investment         retirement and
                      custodial accounts)      Plan)                        custodial accounts)

                   SCHWAB YIELDPLUS FUND(TM)- INVESTOR SHARES
                               DATED JULY 21, 1999

Share class           Minimum initial          Minimum additional
                      Investment               Investment                   Minimum balance
                      -------------------------------------------------------------------------
Investor Shares       $2,500 ($1,000           $500 ($100 for               $1,000 ($500 for
                      for retirement and       Automatic Investment         retirement and
                      custodial accounts)      Plan)                        custodial accounts)

             SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
                 SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
                             DATED NOVEMBER 15, 1999
                  SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
                       SCHWAB LONG-TERM TAX-FREE BOND FUND
                             DATED NOVEMBER 15, 1999

                      Minimum initial          Minimum additional
                      Investment               Investment                   Minimum balance
                      -------------------------------------------------------------------------
                      $2,500 ($1,000           $500 ($100 for               $1,000 ($500 for
                      custodial accounts)      Automatic Investment Plan)   custodial accounts)

THE YEAR 2000 disclosure information under "Fund Management" for all of the above prospectuses has been deleted.

A Special Meeting of Shareholders of all SchwabFunds will be held on June 1, 2000 for the following express purposes:

1. To elect trustees of each fund to hold office until their successors are duly elected and qualified; and

2. To eliminate, reclassify or amend certain fundamental investment policies and restrictions.

The close of business on March 3, 2000 was designated as the record date for determining those shareholders entitled to notice of the meeting (and any adjournments thereof) and entitled to vote at the meeting. If you become a shareholder after March 3, 2000, you will not be entitled to vote at the special meeting. As set forth in the SchwabFunds' proxy materials, action taken at the special meeting will affect your fund.

Please retain this supplement for future reference.
TF7560 (2/29/00)